Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed
			Summary	Average	$100 Investment
	Summary	Compensation	Compensation	Compensation	based On(4)
	Compensation Table	Actually Paid to	Table Total for	Actually Paid to		Peer		Adjusted
	Total for Steven R.	Steven R.	Non-PEO	Non-PEO		Group		Return on
	Gardner(1)	Gardner(1)(2)(3)	NEOs(1)	NEOs(1)(2)(3)	TSR	TSR	Net Income	Average Assets
Year	($)	($)	($)	($)	($)	($)	($ Millions)	(ROAA)(5)
2024	4,682,495	1,004,276	2,102,455	957,693	95.55	130.96	159	0.86%
2023	4,964,451	2,744,565	2,021,592	1,543,453	105.65	115.69	31	1.03%
2022	5,974,431	2,066,457	1,898,383	1,012,067	108.35	116.15	284	1.32%
2021	7,054,109	12,243,954	2,041,650	3,439,847	132.34	124.78	340	1.66%
2020	5,127,540	8,448,740	1,554,372	2,299,152	100.35	91.32	60	0.93%
(1)	Steven R. Gardner was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020-2024
Edward E. Wilcox
Ronald J. Nicolas, Jr.
Michael S. Karr
Thomas E. Rice

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation Table	Exclusion of Stock	Inclusion of Equity	Compensation Actually
	Total for Steven R.	Awards for Steven R.	Values for Steven R.	Paid to Steven R.
	Gardner	Gardner	Gardner	Gardner
Year	($)	($)	($)	($)
2024	4,682,495	(2,618,955)	(1,059,264)	1,004,276
2023	4,964,451	(3,380,576)	1,160,690	2,744,565
2022	5,974,431	(4,318,611)	410,637	2,066,457
2021	7,054,109	(4,619,149)	9,808,994	12,243,954
2020	5,127,540	(3,436,818)	6,758,018	8,448,740

	Average Summary
	Compensation Table	Average Exclusion of	Average Inclusion of	Average
	Total for Non-PEO	Stock Awards for Non-	Equity Values for Non-	Compensation Actually
	NEOs	PEO NEOs	PEO NEOs	Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2024	2,102,455	(1,095,197)	(49,565)	957,693
2023	2,021,592	(1,110,767)	632,628	1,543,453
2022	1,898,383	(1,154,983)	268,667	1,012,067
2021	2,041,650	(1,020,483)	2,418,680	3,439,847
2020	1,554,372	(778,569)	1,523,349	2,299,152

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value			Change in Fair
	of Equity Awards	Change in Fair	Vesting-Date Fair	Value from Last		Value of Dividends
	Granted During	Value from Last	Value of Equity	Day of Prior Year to	Fair Value at Last	or Other Earnings
	Year That	Day of Prior Year to	Awards Granted	Vesting Date of	Day of Prior Year of	Paid on Equity
	Remained	Last Day of Year of	During Year that	Unvested Equity	Equity Awards	Awards Not
	Unvested as of Last	Unvested Equity	Vested During Year	Awards that Vested	Forfeited During	Otherwise Included	Total — Inclusion of
	Day of Year for	Awards for Steven R.	for Steven R.	During Year for	Year for Steven R.	for Steven R.	Equity Values for
	Steven R. Gardner	Gardner	Gardner	Steven R. Gardner	Gardner	Gardner	Steven R. Gardner
Year	($)	($)	($)	($)	($)	($)	($)
2024	2,037,532	(2,695,395)	—	(568,355)	—	166,954	(1,059,264)
2023	3,405,544	(1,166,455)	—	(1,241,689)	—	163,291	1,160,690
2022	3,554,430	(2,996,048)	—	(309,054)	—	161,309	410,637
2021	4,846,074	3,934,106	—	861,517	—	167,297	9,808,994
2020	6,299,013	540,444	—	(207,224)	—	125,785	6,758,018

	Average Year-End			Average Change in
	Fair Value of Equity	Average Change in	Average Vesting-	Fair Value from
	Awards Granted	Fair Value from	Date Fair Value of	Last Day of Prior	Average Fair Value	Average Value of
	During Year That	Last Day of Prior	Equity Awards	Year to Vesting	at Last Day of Prior	Dividends or Other
	Remained	Year to Last Day of	Granted During	Date of Unvested	Year of Equity	Earnings Paid on	Total — Average
	Unvested as of Last	Year of Unvested	Year that Vested	Equity Awards that	Awards Forfeited	Equity Awards Not	Inclusion of
	Day of Year for	Equity Awards for	During Year for	Vested During Year	During Year for	Otherwise Included	Equity Values for
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	852,056	(805,486)	—	(156,760)	—	60,625	(49,565)
2023	1,118,968	(267,021)	—	(270,328)	—	51,009	632,628
2022	950,614	(650,621)	—	(75,243)	—	43,917	268,667
2021	1,142,669	1,016,356	—	215,581	—	44,074	2,418,680
2020	1,398,963	141,348	—	(50,750)	—	33,788	1,523,349

(4)	The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Return on Average Assets
Named Executive Officers, Footnote
(1)	Steven R. Gardner was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020-2024
Edward E. Wilcox
Ronald J. Nicolas, Jr.
Michael S. Karr
Thomas E. Rice

Peer Group Issuers, Footnote
(4)	The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,682,495	$ 4,964,451	$ 5,974,431	$ 7,054,109	$ 5,127,540
PEO Actually Paid Compensation Amount	$ 1,004,276	2,744,565	2,066,457	12,243,954	8,448,740
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation Table	Exclusion of Stock	Inclusion of Equity	Compensation Actually
	Total for Steven R.	Awards for Steven R.	Values for Steven R.	Paid to Steven R.
	Gardner	Gardner	Gardner	Gardner
Year	($)	($)	($)	($)
2024	4,682,495	(2,618,955)	(1,059,264)	1,004,276
2023	4,964,451	(3,380,576)	1,160,690	2,744,565
2022	5,974,431	(4,318,611)	410,637	2,066,457
2021	7,054,109	(4,619,149)	9,808,994	12,243,954
2020	5,127,540	(3,436,818)	6,758,018	8,448,740

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value			Change in Fair
	of Equity Awards	Change in Fair	Vesting-Date Fair	Value from Last		Value of Dividends
	Granted During	Value from Last	Value of Equity	Day of Prior Year to	Fair Value at Last	or Other Earnings
	Year That	Day of Prior Year to	Awards Granted	Vesting Date of	Day of Prior Year of	Paid on Equity
	Remained	Last Day of Year of	During Year that	Unvested Equity	Equity Awards	Awards Not
	Unvested as of Last	Unvested Equity	Vested During Year	Awards that Vested	Forfeited During	Otherwise Included	Total — Inclusion of
	Day of Year for	Awards for Steven R.	for Steven R.	During Year for	Year for Steven R.	for Steven R.	Equity Values for
	Steven R. Gardner	Gardner	Gardner	Steven R. Gardner	Gardner	Gardner	Steven R. Gardner
Year	($)	($)	($)	($)	($)	($)	($)
2024	2,037,532	(2,695,395)	—	(568,355)	—	166,954	(1,059,264)
2023	3,405,544	(1,166,455)	—	(1,241,689)	—	163,291	1,160,690
2022	3,554,430	(2,996,048)	—	(309,054)	—	161,309	410,637
2021	4,846,074	3,934,106	—	861,517	—	167,297	9,808,994
2020	6,299,013	540,444	—	(207,224)	—	125,785	6,758,018

Non-PEO NEO Average Total Compensation Amount	$ 2,102,455	2,021,592	1,898,383	2,041,650	1,554,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 957,693	1,543,453	1,012,067	3,439,847	2,299,152
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Average Summary
	Compensation Table	Average Exclusion of	Average Inclusion of	Average
	Total for Non-PEO	Stock Awards for Non-	Equity Values for Non-	Compensation Actually
	NEOs	PEO NEOs	PEO NEOs	Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2024	2,102,455	(1,095,197)	(49,565)	957,693
2023	2,021,592	(1,110,767)	632,628	1,543,453
2022	1,898,383	(1,154,983)	268,667	1,012,067
2021	2,041,650	(1,020,483)	2,418,680	3,439,847
2020	1,554,372	(778,569)	1,523,349	2,299,152

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Average Year-End			Average Change in
	Fair Value of Equity	Average Change in	Average Vesting-	Fair Value from
	Awards Granted	Fair Value from	Date Fair Value of	Last Day of Prior	Average Fair Value	Average Value of
	During Year That	Last Day of Prior	Equity Awards	Year to Vesting	at Last Day of Prior	Dividends or Other
	Remained	Year to Last Day of	Granted During	Date of Unvested	Year of Equity	Earnings Paid on	Total — Average
	Unvested as of Last	Year of Unvested	Year that Vested	Equity Awards that	Awards Forfeited	Equity Awards Not	Inclusion of
	Day of Year for	Equity Awards for	During Year for	Vested During Year	During Year for	Otherwise Included	Equity Values for
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	852,056	(805,486)	—	(156,760)	—	60,625	(49,565)
2023	1,118,968	(267,021)	—	(270,328)	—	51,009	632,628
2022	950,614	(650,621)	—	(75,243)	—	43,917	268,667
2021	1,142,669	1,016,356	—	215,581	—	44,074	2,418,680
2020	1,398,963	141,348	—	(50,750)	—	33,788	1,523,349

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s and peer group’s cumulative TSR over the fiscal four year period from 2020 through 2024.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during fiscal years 2020 through 2024.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and Adjusted ROAA during fiscal years 2020-2024. Adjusted ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s and peer group’s cumulative TSR over the fiscal four year period from 2020 through 2024.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table lists the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Return on Average Assets*
Return on Average Tangible Common Equity*
Tangible Common Equity Ratio
Nonperforming Assets to Total Assets
Efficiency Ratio*
*Unadjusted and adjusted basis

Total Shareholder Return Amount	$ 95.55	105.65	108.35	132.34	100.35
Peer Group Total Shareholder Return Amount	130.96	115.69	116.15	124.78	91.32
Net Income (Loss)	$ 159,000,000	$ 31,000,000	$ 284,000,000	$ 340,000,000	$ 60,000,000
Company Selected Measure Amount	0.86	1.03	1.32	1.66	0.93
PEO Name	Steven R. Gardner
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets*
Non-GAAP Measure Description
(5)	We determined Adjusted Return on Average Assets (ROAA) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted ROAA is not a recognized term under GAAP. This measure is defined and reconciled to the nearest GAAP measure in Annex A This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity*
Measure:: 3
Pay vs Performance Disclosure
Name	Tangible Common Equity Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Nonperforming Assets to Total Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,618,955)	$ (3,380,576)	$ (4,318,611)	$ (4,619,149)	$ (3,436,818)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,264)	1,160,690	410,637	9,808,994	6,758,018
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,037,532	3,405,544	3,554,430	4,846,074	6,299,013
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,695,395)	(1,166,455)	(2,996,048)	3,934,106	540,444
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(568,355)	(1,241,689)	(309,054)	861,517	(207,224)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,954	163,291	161,309	167,297	125,785
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,095,197)	(1,110,767)	(1,154,983)	(1,020,483)	(778,569)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,565)	632,628	268,667	2,418,680	1,523,349
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	852,056	1,118,968	950,614	1,142,669	1,398,963
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,486)	(267,021)	(650,621)	1,016,356	141,348
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,760)	(270,328)	(75,243)	215,581	(50,750)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,625	$ 51,009	$ 43,917	$ 44,074	$ 33,788